Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 – COMMITMENTS AND CONTINGENCIES

As of March 31, 2025, LakeShore Group has the following commitments to purchase construction in progress, raw materials and services :

	As of March 31,
	2025	2025
	(RMB)	(US$)
Construction in progress	5,816,677	$810,325
Other professional service fees	2,900,000	404,001
Purchase raw materials	12,639,493	1,760,816
Research and development	19,200,222	2,674,796
Total	40,556,392	$5,649,938

In 2018, Liaoning Yisheng filed a sales contract dispute with Hebei Defense Biological Products Supply Center. The Supreme People’s Court of Liaoning supported the Liaoning Yisheng’s claim the defendant Hebei Weifang should pay RMB2,465,807 for Liaoning Yisheng vaccine within 20 days after the judgment came into effect. As of the date of this report, LakeShore Group received RMB1,636,755 from Hebei Defense Biological Products Supply Center, and the balance of RMB829,052 may be received in fiscal 2026.

LakeShore Group was also involved in labor disputes as of March 31, 2025. As the proceedings are in the early stages or the second appeal, there is uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made.

Since December 2023, the Company has been involved in two legal proceedings in the Cayman Islands against Mr. Yi Zhang, the former chairperson of the Board, and his associates.

FSD 400 of 2023

On December 22, 2023, the Grand Court of the Cayman Islands (the “Grand Court”) granted the Company an injunction order against Mr. Zhang, which restrained Mr. Zhang from, among other things, taking any steps to exercise any powers of, or hold himself out to be, chairperson of the Board. That injunction was discharged by the Grand Court on February 6, 2024. On February 16, 2024, the Company obtained another injunction order from the Grand Court which restrained Mr. Zhang and his associates, including Nan Zhang, Yun (Monica) Zhang, Lui Chi Keung and Jing Xian Li from, among other things, holding themselves out to be directors of the Company and from taking any steps to exercise any powers as though they were directors. On April 3, 2024, the Company filed an Amended Statement of Claim with the Grand Court in its proceedings against Mr. Zhang and his associates. The Amended Statement of Claim seeks various forms of declaratory and injunctive relief against the defendants as well as damages. On June 7, 2024, Mr. Zhang filed a Defence with the Grand Court which, among other things, alleges that certain present and former directors of the Company took steps to improperly oust Mr. Zhang from, and to seize control of, the Company and that certain present and former directors of the Company breached their fiduciary duties to the Company (which Mr. Zhang has pleaded will be the subject of separate derivative proceedings) and denies the Company’s entitlement to the relief the Company has claimed in its Amended Statement of Claim. On August 2, 2024, the Company filed and served its Reply by which the Company has, among other things, denied these allegations.

FSD 318 of 2024

In October 2024, Mr. Zhang filed a Writ of Summons and Statement of Claim (“Writ”) with the Grand Court against the Company and 13 of its current or former directors and Apex Prospect Limited (“Apex”), seeking, amongst other things, (i) declarations on the validity of certain actions of the Company’s Board taken since Mr. Zhang was removed as chairperson of the Board in December 2023; (ii) orders setting aside the February 2024 issue by the Company of 95,269,762 shares (which was the number of shares prior to the share consolidation, in consistency with the Writ) to Apex and any allotments of any ordinary shares issued by the Company pursuant to the 2024 Share Incentive Plan approved by the Board in May 2024 or, alternatively, declaring that such share issuance and allotments were done for an improper purpose and in breach of the duties of the directors who approved them; (iii) orders that the Company’s Register of Members be rectified to delete any entries in respect of such share issuance and allotments; (iv) an injunction restraining Apex from exercising any rights attaching to the Company’s shares registered in its name or holding itself out to be a shareholder of the Company; (v) an injunction restraining the Company’s current directors from holding themselves out to be directors of the Company or exercising any powers as directors of the Company; (vi) an injunction restraining the Company and its Board from taking any steps to directly or indirectly allotting any further shares pursuant to the 2024 Share Incentive Plan or taking any actions which may result in the further dilution of Mr. Zhang’s shareholding and/or which would negatively affect the asset value and/or the share price of the Company; and (vii) damages against the director and former director defendants for unlawful means conspiracy against Mr. Zhang.

On October 31, 2024, Mr. Zhang applied to the Grand Court on an ex parte basis for an injunction to restrain the Company from (i) issuing new shares or causing Mr. Zhang’s shareholding to be diluted; and (ii) entering into any transactions or dealings with a value in excess of US$50,000 (other than in the ordinary course of business), each until Mr. Zhang had been given 7 day’s prior notice. On December 13, 2024, the Grand Court refused to hear that application on an ex parte basis. Mr. Zhang’s injunction application was heard on an inter partes basis on January 21 and 22, 2025 and dismissed by the Chief Justice of the Grand Court.

The Writ of Summons and Statement of Claim in the proceedings commenced by Mr. Zhang were amended on February 7, 2025 and Mr. Zhang discontinued his claims against 6 of the former director defendants on March 21, 2025. The Company and the remaining 7 director defendants filed their Defences to the Amended Statement of Claim on February 24, 2025 and March 17, 2025 respectively. Mr. Zhang filed his Replies to those Defences on March 31, 2025. On April 15, 2025, Mr. Zhang gave notice that he had changed his Cayman Islands attorneys. Mr. Zhang’s new attorneys later gave the Company notice that on or before June 6, 2025 he intended to seek leave to further amend the Amended Writ of Summons and Amended Statement of Claim.

As of the date of this Annual Report, the legal proceedings in the two Cayman Islands are still ongoing and no further judgments have been rendered by the Grand Court. The parties have agreed that they will seek to have Cayman Islands proceedings consolidated and/or heard together going forward.

In May 2024, two entities controlled by Mr. Zhang (each, a “Claimant,” and collectively, the “Claimants”) filed arbitration claims respectively with the Kaifeng Arbitration Commission in China against Liaoning Yisheng. The Claimants sought an aggregate amount of RMB919 million ($128 million) of payment, primarily covering fees for R&D services of RMB198 million ($28 million) and accrued interests, borrowings and other fees of RMB721 million ($101 million) until full payment. The Claimants allege that Liaoning Yisheng owes them fees for research and development services from as early as 2002, and that the parties had entered into debt confirmation and repayment agreements respectively in March 2024, pursuant to which Liaoning Yisheng purportedly agreed to repay the Claimants approximately RMB723 million ($101 million) in the aggregate, including fees for R&D services of RMB198 million ($28 million) and accrued interests, borrowings and other fees of RMB525 million ($73 million) until full payment. Through the two aforementioned arbitration proceedings, the Claimants applied for pre-arbitration preservation of Liaoning Yisheng’s assets, requesting the of funds of up to RMB919 million ($128 million) in Liaoning Yisheng’s bank account (the “Freezing Applications”). Liaoning Yisheng applied to the court assisting the execution of the Freezing Applications to replace the subject assets of the Freezing Applications with its inventory of YSJATM rabies vaccine, certain machinery and equipment and properties, with had an appraisal value of approximately RMB919 milllion ($128 million). In consideration of the potential negative impact from the freezing of the bank accounts on Liaoning Yisheng’s cash flow and business operations, the court granted Liaoning Yisheng’s application.

In May 2024, a Claimant filed arbitration claims with the Kaifeng Arbitration Commission in China against Beijing Yisheng. The Claimant alleged that Beijing Yisheng owed the Claimant certain fees and other amounts since 2021 due to historical reorganization transactions, and that the parties entered into debt confirmation and repayment agreements in March 2024, pursuant to which the Claimant claimed that Beijing Yisheng had agreed to repay the Claimant approximately RMB59 million ($8 million) in the aggregate. The Claimant sought an arbitration award of RMB83 million ($12 million), which included the principal amount and other funds derived therefrom in payment from Beijing Yisheng.

As of the date of this Annual Report, the Kaifeng Arbitration Commission did not issue awards on these three cases.

For the above cases there is uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made.